UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LS Power Partners, LP
Address: 1700 Broadway
         35th Floor
         New York, New York  10019

13F File Number:  028-12929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Bartlett
Title:     President
Phone:     212-615-3456

Signature, Place, and Date of Signing:

 /s/   James Bartlett     New York, New York     August 14, 2012

Please note the Form 13F Holdings Report submitted under this CIK (0001405847) listing LS Power Partners II, L.P. as the "Institutional Investment Manager Filing this Report" was filed in error(Accession Number: 0001172661-12-000900). Please refer to this Form 13F Holdings Report for the Section 13(f) securities over which LS Power Partners, LP exercises investment discretion.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    $708,448 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304   708448 42910255 SH       SOLE                 42910255        0        0